Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Liabilities, Gross, Total	$ 2,050,000	$ 1,572,000
Deferred Tax Assets, Net of Valuation Allowance, Total	2,058,000	1,580,000
Deferred Tax Assets, Valuation Allowance, Total	2,269,000	2,043,000
Income Tax Examination, Penalties and Interest Accrued, Total	0	0
Income Taxes Paid, Net, Total	$ 148,000	$ 151,000
Domestic Tax Authority [Member]
Open Tax Year	2016 2017 2018 2019 2020
Operating Loss Carryforwards, Total	$ 10,305,000
Domestic Tax Authority [Member] | Indefinite Tax Credit Carryforward [Member]
Operating Loss Carryforwards, Total	$ 2,076,000
State and Local Jurisdiction [Member]
Open Tax Year	2016 2017 2018 2019 2020
Operating Loss Carryforwards, Total	$ 10,281,000